Promissory Notes - Narrative (Details) $ / shares in Units, shares in Millions						3 Months Ended					6 Months Ended		12 Months Ended
	Oct. 25, 2021 USD ($) $ / shares	Nov. 10, 2020 installment	May 13, 2020 USD ($) installment	May 01, 2020 USD ($) installment	Apr. 10, 2020 USD ($)	Jun. 30, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($) installment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 lease
Debt Instrument [Line Items]
Weighted average interest rate						3.70%	4.00%				3.70%		4.00%	1.40%
Principal						$ 33,598,000	$ 57,811,000				$ 33,598,000		$ 57,811,000	$ 565,000
Interest rate in event of default						18.00%					18.00%
Shares issued upon conversion of debt (in shares) | shares													45.9
Unpaid consideration											$ 0	$ 220,000,000	$ 295,000,000	27,000,000	$ 9,132,000
Aggregate outstanding unpaid balance						$ 38,744,000	58,121,000				38,744,000		58,121,000	568,000
Payable due within one year							58,121,000						58,121,000	568,000
Payable due beyond one year						1,716,000	0				1,716,000		0	0
Operating lease liability						17,564,000	12,733,000				17,564,000		12,733,000	100,000
Terminated and Vacated Lease
Debt Instrument [Line Items]
Number of leases | lease																1
Operating lease liability										$ 900,000
Convertible Debenture
Debt Instrument [Line Items]
Principal and accrued and unpaid interest													$ 17,600,000
Shares issued upon conversion of debt (in shares) | shares													9.4
Interest expense													$ 600,000
Convertible Debenture | Convertible Debt
Debt Instrument [Line Items]
Interest rate in event of default	18.00%
Convertible Debenture | Convertible Debt | YA II PN, Ltd
Debt Instrument [Line Items]
Principal	$ 75,000,000.0
Proceeds from notes payable	$ 75,000,000.0
Interest rate	4.00%
Interest rate in event of default	18.00%
Conversion price (in dollars per share) | $ / shares	$ 1.88
Redemption of unpaid principal per month	$ 8,300,000
Principal and accrued and unpaid interest													17,500,000
Convertible Debenture Due October 2022 - YA II PN
Debt Instrument [Line Items]
Principal and accrued and unpaid interest									$ 17,600,000
Shares issued upon conversion of debt (in shares) | shares									9.4
Interest expense							400,000
Convertible Debenture Due October 2022 - YA II PN | Convertible Debt
Debt Instrument [Line Items]
Principal							80,000,000.0						80,000,000.0
Small Business Association Paycheck Protection Program
Debt Instrument [Line Items]
Principal						265,000	311,000				265,000		311,000	460,000
Aggregate outstanding unpaid balance						$ 265,000	$ 312,000				$ 265,000		$ 312,000	463,000
Interest rate						1.00%	1.00%				1.00%		1.00%
Small Business Association Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate					1.00%
Interest expense											$ 730	832
Unpaid consideration					$ 300,000
Debt instruments, number of installments | installment		18
Debt instrument, installment payable					$ 18,993
Repayments of debt						$ 24,152					$ 24,152		$ 31,674
Energica lending arrangements
Debt Instrument [Line Items]
Weighted average interest rate						1.10%					1.10%
Interest rate						4.50%					4.50%
Number of instruments | installment						11					11
Aggregate outstanding unpaid balance						$ 5,042,000					$ 5,042,000
Payable due within one year						3,900,000					3,900,000
Payable due beyond one year						$ 1,100,000					$ 1,100,000
Energica lending arrangements | Minimum
Debt Instrument [Line Items]
Interest rate						0.10%					0.10%
Interest rate						0.05%					0.05%
Installment term											8 months
Energica lending arrangements | Maximum
Debt Instrument [Line Items]
Interest rate						4.50%					4.50%
Installment term											42 months
Vendor Notes Payable
Debt Instrument [Line Items]
Principal							$ 0						0	105,000
Aggregate outstanding unpaid balance							$ 0						$ 0	$ 105,000
Vendor Notes Payable | Minimum
Debt Instrument [Line Items]
Interest rate							0.25%						0.25%
Vendor Notes Payable | Maximum
Debt Instrument [Line Items]
Interest rate							4.00%						4.00%
Grapevine Logic, Inc. ("Grapevine") | Small Business Association Paycheck Protection Program | Unsecured Debt
Debt Instrument [Line Items]
Interest rate				1.00%
Interest expense											$ 0	$ 306
Unpaid consideration				$ 100,000
Debt instruments, number of installments | installment				18
Debt instrument, installment payable				$ 7,000
DBOT
Debt Instrument [Line Items]
Interest rate			0.25%					4.00%				4.00%
Interest expense								$ 100,000
Debt instruments, number of installments | installment			2
Initial executed an unsecured promissory note			$ 30,000
Unsecured promissory note			$ 60,000
Operating lease liability										$ 900,000
DBOT | Vendor Notes Payable
Debt Instrument [Line Items]
Interest rate			0.25%							4.00%
Interest expense										$ 100,000
Debt instruments, number of installments | installment			2
Debt instrument, installment payable			$ 30,000
Initial executed an unsecured promissory note			30,000
Unsecured promissory note			$ 60,000
Operating lease liability										$ 900,000